CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET OPERATING REVENUES
Services revenue and connection fees (including related party amounts of $13,481, $52,257 and $72,149, respectively)	$ 11,430,377	$ 10,586,068	$ 9,513,353
Sales of handsets and accessories	888,311	707,168	353,900
Total net operating revenues	12,318,688	11,293,236	9,867,253
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of $15,878, $43,620 and $50,389, respectively)	2,633,434	2,260,888	2,011,332
Cost of handsets and accessories	902,692	727,682	375,444
General and administrative expenses (including related party amounts of $62,717, $83,305 and $66,677, respectively) (Note 25)	2,436,252	2,274,421	1,992,991
Provision for doubtful accounts	111,307	122,550	110,766
Impairment of long-lived assets (Note 2, 4)	19,015	127,875	75,064
Sales and marketing expenses (including related party amounts of $83,183, $135,622 and $127,106, respectively)	878,222	850,584	728,483
Depreciation and amortization expense	2,335,204	2,000,496	1,844,174
Other operating expenses (including related party amounts of $538, $9,796 and $12,207, respectively)	193,677	194,181	173,114
Net operating income	2,808,885	2,734,559	2,555,885
CURRENCY EXCHANGE AND TRANSACTION LOSS/(GAIN)	158,066	(20,238)	252,694
OTHER EXPENSES/(INCOME)
Interest income (including related party amounts of $19,079, $21,640 and $53,940)	(62,559)	(84,396)	(104,566)
Interest expense, net of capitalized interest (including related party amounts of $423, $608 and $3,613)	656,898	777,287	571,901
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Change in fair value of derivatives			5,420
Impairment of investments (including related party amounts of $nil, $nil and $349,370) (Notes 14)			368,355
Other expenses, net	6,571	66,924	23,254
Total other expenses, net	551,467	689,166	804,051
Income before provision for income taxes and noncontrolling interests	2,099,352	2,065,631	1,499,140
PROVISION FOR INCOME TAXES (Note 21)	531,620	517,188	505,047
NET INCOME	1,567,732	1,548,443	994,093
NET INCOME/(LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	123,788	167,812	(20,110)
NET INCOME ATTRIBUTABLE TO THE GROUP	$ 1,443,944	$ 1,380,631	$ 1,014,203
Weighted average number of common shares outstanding - basic (in shares)	1,970,953,129	1,916,869,262	1,885,750,147
Weighted average number of common shares outstanding - diluted (in shares)	1,970,953,129	1,916,869,262	1,885,750,147
Earnings per share, basic (in dollars per share)	$ 0.73	$ 0.72	$ 0.54
Earnings per share, diluted (in dollars per share)	$ 0.73	$ 0.72	$ 0.54